Fair values of financial instruments not carried at fair value - Fair values of HSBC Holdings' financial instruments not carried at fair value on the balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,880,751	$ 2,621,427
Financial liabilities	2,655,014	2,409,361
Amounts owed to HSBC undertakings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	82,080	59,022
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	218,108	236,323
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	81,616	69,203
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	88,639	85,735
Fair value | Amounts owed to HSBC undertakings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	81,996	58,951
Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	81,796	69,247
Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	96,801	89,061
HSBC Holdings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	102,237	93,215
Financial liabilities	115,864	109,870
HSBC Holdings | Amounts owed to HSBC undertakings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	330	464
HSBC Holdings | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	83,653	81,531
HSBC Holdings | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	23,956	23,977
HSBC Holdings | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,443	10,218
HSBC Holdings | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	17,485	16,106
HSBC Holdings | Fair value | Amounts owed to HSBC undertakings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	330	464
HSBC Holdings | Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,702	10,504
HSBC Holdings | Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	17,521	16,121
At cost | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	95,492	104,555
At cost | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	20,095	22,775
At cost | Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	97,028	104,936
At cost | HSBC Holdings | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	64,029	56,844
At cost | HSBC Holdings | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	17,916	18,361
At cost | HSBC Holdings | Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	67,706	59,140
At cost | HSBC Holdings | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 22,431	$ 22,536